FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

(18) FAIR VALUE MEASUREMENTS

In accordance with ASC subtopic 820-10, the Group measures certain financial assets, including equity method investments, at fair value on a non-recurring basis only if an impairment charge is to be recognized. The Company's non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets disclosed at fair value as of December 31, 2011 are summarized as below:

		Fair value disclosure as of December 31, 2011 using
	Total fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosures
Cash equivalents (time deposits)	411,541,909		411,541,909
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,433,424,847		1,433,424,847

Assets and liabilities measured or disclosed at fair value as of December 31, 2012 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2012 using
	Total fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charges

Fair value disclosures
Cash equivalents (time deposits)	311,037,062		311,037,062
Restricted cash (time deposits)	61,400,000		61,400,000
Short-term investments (time deposits)	1,581,502,010		1,581,502,010
Other current assets (employee loan)	2,281,675		2,281,675
Other non-current assets (employee loan)	7,689,911		7,689,911
Accrued expenses and other current liabilities (contingent purchase consideration)	6,900,334			6,900,334

Non-recurring fair value measurements
Investment in non-consolidated affiliates (First 2012 Affiliate Company)	-			-	(4,812,242)
Intangible assets	239,233			239,233	(2,237,567)
Total assets measured at fair value	239,233	-	-	239,233	(7,049,809)

During the year ended December 31, 2012, the Group's investment in First 2012 Affiliate Company and certain intangible assets were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income.